SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	1 Months Ended
	Aug. 02, 2016	Jul. 25, 2016
Undertone Agreement [Member]
Subsequent Event [Line Items]
Repayments of credit agreement	$ 22,000
Future obligations eliminated	$ 36,000
GME [Member]
Subsequent Event [Line Items]
Total consideration		$ 1,750